REVENUES - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Revenue from sale of goods	$ 14.5	$ 14.7
Revenue from rendering of services	25.1	8.4
Revenue from other activities	$ 1.2	$ 1.3